Debt (Schedule of Long-Term Debt Maturities) (Details) (USD $) In Thousands	Jun. 29, 2011
Debt
2012	$ 20,000
2013	20,000
2014	309,557
2015	125,000
2016	0
Thereafter	0
Long-term debt, total	$ 474,557